ORGANIZATION AND BASIS OF PRESENTATION (Details 1) - USD ($)	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Derivative liabilities	$ 0	$ 2,984,010	$ 3,478,626
Additional paid in capital	41,521,360	40,121,845	34,125,251
Accumulated deficit	(39,380,365)	$ (39,425,900)	$ (33,818,061)
Accounting Standards Update 2017-11 [Member]
Derivative liabilities	0
Additional paid in capital	40,881,783
Accumulated deficit	(37,203,380)
Adjustments for New Accounting Principle, Change Due to Adoption [Member]
Derivative liabilities	(2,984,010)
Additional paid in capital	761,490
Accumulated deficit	$ (80,153)